Related Party Transactions (Details) - USD ($)				3 Months Ended			9 Months Ended		11 Months Ended		12 Months Ended		20 Months Ended
	Feb. 02, 2021	Aug. 12, 2020	Aug. 12, 2020	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Nov. 01, 2022	Sep. 20, 2022	Mar. 21, 2022	Feb. 01, 2021	Nov. 20, 2020
Related Party Transactions (Details) [Line Items]
Purchase price of founder shares						$ 57,500,000					$ 57,500,000
Par value of common shares issued (in Dollars per share)				$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Working capital				$ 1,629,184			$ 1,629,184		$ 125,317	$ 125,317	$ 125,317		$ 1,629,184			$ 300,000
Drawn amount of outstanding promissory note				399,380			399,380						399,380
Amount due to related party				201,953			201,953		111,953	111,953	111,953		201,953
Converted amount							1,500,000				1,500,000
Accrued expenses				201,643	$ 81,643		201,643	$ 81,643					201,643
Notes payable, related parties, current				399,380			399,380					$ 80,000	399,380
Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Working capital																300,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Working capital															$ 100,000
Sponsor [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Amount due to related party														$ 400,000
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Forfeiture of founder shares (in Shares)			187,500
IPO [Member]
Related Party Transactions (Details) [Line Items]
Share price per units (in Dollars per share)																	$ 10
Working capital				400,000			400,000						400,000			$ 300,000
Office space, utilities and secretarial support [Member]
Related Party Transactions (Details) [Line Items]
Per month amount							$ 10,000				$ 10,000
Executive Officers [Member] | IPO [Member]
Related Party Transactions (Details) [Line Items]
Promissory note, outstanding																		$ 80,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Purchase price of founder shares		$ 25,000	$ 25,000
Share price per units (in Dollars per share)		$ 0.02	$ 0.02
Issuance of common stock to founder, shares (in Shares)		1,437,500	1,437,500				1,437,500
Par value of common shares issued (in Dollars per share)		$ 0.0001	$ 0.0001
Shares not subject to forfeiture (in Shares)	187,500
Founder shares, description							Subject to certain limited exceptions, these shares will not be transferred, assigned, sold or released from escrow (subject to certain limited exceptions set forth below) (i) with respect to 50% of such shares, for a period ending on the earlier of the one-year anniversary of the date of the consummation of the initial Business Combination and the date on which the closing price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within a30-tradingday period following the consummation of the initial Business Combination and (ii) with respect to the remaining 50% of such shares, for a period ending on the one-year anniversary of the date of the consummation of the initial Business Combination, or earlier, in either case, if, subsequent to the initial Business Combination, the Company consummates a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.				Subject to certain limited exceptions, these shares will not be transferred, assigned, sold or released from escrow (subject to certain limited exceptions set forth below) (i) with respect to 50% of such shares, for a period ending on the earlier of the one-year anniversary of the date of the consummation of the initial Business Combination and the date on which the closing price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within a 30- trading day period following the consummation of the initial Business Combination and (ii) with respect to the remaining 50% of such shares, for a period ending on the one-year anniversary of the date of the consummation of the initial Business Combination, or earlier, in either case, if, subsequent to the initial Business Combination, the Company consummates a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Accrual of Administrative Service Fees [Member]
Related Party Transactions (Details) [Line Items]
Related party transaction amount				$ 30,000	$ 30,000		$ 90,000	$ 90,000	111,643	111,643	$ 111,953		$ 201,643
Formation cost [Member] | Officer [Member]
Related Party Transactions (Details) [Line Items]
Related party cost							$ 310		$ 310	$ 310		$ 310
Warrants [Member]
Related Party Transactions (Details) [Line Items]
Sale of price per share (in Dollars per share)				$ 1			$ 1		$ 1	$ 1	$ 1		$ 1